Trade Payables and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Trade Payables and Other Current Liabilities
Schedule of trade payables and other current liabilities

	As of December 31,
(in thousands of euros)	2019	2020	2021
Trade payables	7,491	6,923	14,602
Other current liabilities	4,998	6,838	6,789
Trade payables and other current liabilities	12,489	13,761	21,391

Schedule of trade payables break down by payment

Trade payables break down by payment date as follows:

	As of December 31,
(in thousands of euros)	2019	2020	2021
Due in 30 days	7,414	6,834	14,445
Due in 30 ‑ 60 days	77	89	158
Due in more than 60 days	—	—	—
Trade payables	7,491	6,923	14,602

Schedule of other current liabilities

	As of
	December 31,
(in thousands of euros)	2019	2020	2021
Employee‑related payables	1,124	1,405	1,518
Accrued payroll and other employee‑related taxes	1,041	1,375	1,234
Sales tax payables	668	753	879
Other accrued taxes and employee‑related expenses	177	106	178
Other miscellaneous payables	1,988	3,198	2,979
Other current liabilities	4,998	6,838	6,789